Non-controlling interest (Tables)	9 Months Ended
May 31, 2022
Schedule of Changes to the non-controlling interest
Year ended	May 31, 2022	August 31, 2021
Balance at beginning of period/year	$(1,533)	$(254)
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive earnings (loss)	2,037	(1,279)
Balance at end of period/year	$504	$(1,533)

Schedule of summarized financial information
	May 31, 2022	August 31, 2021
Current assets	$3,904	$2,920
Long term assets	50,840	40,353
Current liabilities	(3,775)	(2,908)
Asset retirement obligation	(2,781)	(2,681)
Advances from parent	(38,357)	(33,728)

Revenue	9,066	-
Comprehensive earnings (loss) for the period/year	$4,528	$(2,841)